Segment Information - Summary of Reportable Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reportable segments [line items]
Net sales	kr 247,880	kr 263,351	kr 271,546
Gross income	109,365	101,602	113,295
Earnings (loss) before financial items and income tax (EBIT)	4,313	(20,326)	27,020
Financial income and expenses, net	(1,724)	(2,993)	(2,411)
Income (loss) after financial items	2,589	(23,319)	24,609
Income tax	(2,215)	(2,785)	(5,497)
Net Income (Loss)	374	(26,104)	19,112
Other segment items
Share in earnings of associated companies	(246)	124	17
Impairment losses	(99)	(154)
Restructuring charges	(5,012)	(6,521)	(399)
Networks [member]
Disclosure of reportable segments [line items]
Net sales	158,207	171,442	193,468
Cloud Software and Services [Member]
Disclosure of reportable segments [line items]
Net sales	62,635	63,630	60,524
Enterprise [Member]
Disclosure of reportable segments [line items]
Net sales	24,863	25,745	14,597
Segment information [member]
Disclosure of reportable segments [line items]
Net sales	247,880	263,351	271,546
Gross income	kr 109,365	kr 101,602	kr 113,295
Gross margin	44.10%	38.60%	41.70%
Earnings (loss) before financial items and income tax (EBIT)	kr 4,313	kr (20,326)	kr 27,020
EBIT margin	1.70%	(7.70%)	10.00%
Financial income and expenses, net	kr (1,724)	kr (2,993)	kr (2,411)
Income (loss) after financial items	2,589	(23,319)	24,609
Income tax	(2,215)	(2,785)	(5,497)
Net Income (Loss)	374	(26,104)	19,112
Other segment items
Share in earnings of associated companies	(246)	124	17
Amortizations	(3,980)	(4,458)	(3,577)
Depreciations	(6,040)	(6,699)	(6,565)
Impairment losses	(15,714)	(32,732)	(401)
Restructuring charges	(5,012)	(6,521)	(399)
Gains/losses on sale of investments and operations	(145)	(285)	256
Segment information [member] | Networks [member]
Disclosure of reportable segments [line items]
Net sales	158,207	171,442	193,468
Gross income	kr 73,648	kr 67,959	kr 86,368
Gross margin	46.60%	39.60%	44.60%
Earnings (loss) before financial items and income tax (EBIT)	kr 25,665	kr 19,382	kr 38,512
EBIT margin	16.20%	11.30%	19.90%
Other segment items
Share in earnings of associated companies	kr 94	kr 83	kr 30
Amortizations	(1,288)	(1,013)	(1,424)
Depreciations	(4,187)	(4,460)	(4,073)
Impairment losses	(305)	(527)	(211)
Restructuring charges	(1,899)	(4,437)	(146)
Gains/losses on sale of investments and operations	(7)	(24)	253
Segment information [member] | Cloud Software and Services [Member]
Disclosure of reportable segments [line items]
Net sales	62,635	63,630	60,524
Gross income	kr 23,021	kr 22,088	kr 20,106
Gross margin	36.80%	34.70%	33.20%
Earnings (loss) before financial items and income tax (EBIT)	kr (435)	kr (220)	kr (1,689)
EBIT margin	(0.70%)	(0.30%)	(2.80%)
Other segment items
Share in earnings of associated companies	kr 2	kr 41	kr 27
Amortizations	(30)	(43)	(122)
Depreciations	(1,381)	(1,470)	(1,792)
Impairment losses	(87)	(176)	(91)
Restructuring charges	(2,434)	(1,924)	(96)
Gains/losses on sale of investments and operations	10	(39)	0
Segment information [member] | Enterprise [Member]
Disclosure of reportable segments [line items]
Net sales	24,863	25,745	14,597
Gross income	kr 12,788	kr 12,016	kr 7,096
Gross margin	51.40%	46.70%	48.60%
Earnings (loss) before financial items and income tax (EBIT)	kr (22,083)	kr (38,336)	kr (4,473)
EBIT margin	(88.80%)	(148.90%)	(30.60%)
Other segment items
Share in earnings of associated companies	kr 0	kr 0	kr 0
Amortizations	(2,661)	(3,401)	(2,019)
Depreciations	(274)	(274)	(515)
Impairment losses	(15,308)	(31,952)	(87)
Restructuring charges	(511)	(173)	(65)
Gains/losses on sale of investments and operations	(165)	(16)	111
Segment information [member] | Others [Member]
Disclosure of reportable segments [line items]
Net sales	2,175	2,534	2,957
Gross income	kr (92)	kr (461)	kr (275)
Gross margin	(4.20%)	(18.20%)	(9.30%)
Earnings (loss) before financial items and income tax (EBIT)	kr 1,166	kr (1,152)	kr (5,330)
EBIT margin	53.60%	(45.50%)	(180.30%)
Other segment items
Share in earnings of associated companies	kr (342)	kr 0	kr (40)
Amortizations	(1)	(1)	(12)
Depreciations	(198)	(495)	(185)
Impairment losses	(14)	(77)	(12)
Restructuring charges	(168)	13	(92)
Gains/losses on sale of investments and operations	kr 17	kr (206)	kr (108)